PENSION PLAN - Employee Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Net employee benefit obligations (assets)		$ (6)
Net employee benefit obligations (assets)	$ 9
Registered Plans
Disclosure of defined benefit plans [line items]
Net employee benefit obligations (assets)	(5)	(17)
Supplemental Plan
Disclosure of defined benefit plans [line items]
Net employee benefit obligations (assets)	$ 14	$ 11